REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 1,684	¥ 12,216	¥ 16,072	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Mainland China [Member] | Geographic Market [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Type Of Goods Or Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Type Of Goods Or Services [Member] | Construction Contract Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,198	8,690	12,639
Type Of Goods Or Services [Member] | Operation And Maintenance Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	56	405
Type Of Goods Or Services [Member] | Operation Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	430	3,121	3,433
Timing Of Revenue Recognition [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Timing Of Revenue Recognition [Member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 1,684	¥ 12,216	¥ 16,072
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores
Construction contract revenue					14,633	12,203	7,665
Sales of wastewater treatment equipment					161
Operation and maintenance services						183	3,561
Operation services of service concession arrangement					5,512	5,953	2,295
Construction services of service concession arrangement						396	22,110
Revenue from contracts with a customer					20,306	18,735	35,631
Mainland China					20,306	18,735	35,631
At a point in time					161
Over time					20,145	18,735	35,631
Total revenue from contracts with customers					20,306	18,735	35,631
Exploration And Mining [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores							6,867
Construction contract revenue
Sales of wastewater treatment equipment
Operation and maintenance services
Operation services of service concession arrangement
Construction services of service concession arrangement
Revenue from contracts with a customer							6,867
Mainland China							6,867
At a point in time							6,867
Over time
Total revenue from contracts with customers							6,867
Total [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores							6,867
Construction contract revenue					14,633	12,203	7,665
Sales of wastewater treatment equipment				23	161
Operation and maintenance services				2,122		183	3,561
Operation services of service concession arrangement				799	5,512	5,953	2,295
Construction services of service concession arrangement						396	22,110
Revenue from contracts with a customer				2,944	20,306	18,735	42,498
Mainland China				2,944	20,306	18,735	42,498
At a point in time				23	161		6,867
Over time				2,921	20,145	18,735	35,631
Total revenue from contracts with customers				$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498